NET INVESTMENT IN SALES-TYPE LEASES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
NET INVESTMENT IN SALES-TYPE LEASES [Abstract]
Total Minimum Lease Payments to be Received	$ 12,224,554	$ 13,104,749	$ 16,222,484
Residual Values	9,154,254	9,526,069	12,209,373
Lease Carrying Value	21,378,808	22,630,818	28,431,857
Less: Allowance for Uncollectable Amounts	(314,670)	(445,214)	(305,174)
Less: Unearned Income	(3,791,267)	(3,932,832)	(5,465,179)
Net Investment in Sales-Type Leases	$ 17,272,871	$ 18,252,772	$ 22,661,504